Derivative warrant liabilities	10 Months Ended
Jan. 31, 2024
Derivative warrant liabilities
Derivative warrant liabilities

9.Derivative warrant liabilities

Prior to the RTO Transaction, NCAC had two classes of warrants outstanding, which were assumed by the Company upon completion of the RTO Transaction.

Public Warrants: which were resulted from NCAC’s initial public offering (the “NCAC IPO”) and entitled to registration on the Form F-4 filed in connection with the RTO Transaction. These warrants were listed on Nasdaq Capital Market under the symbol “PBMWW”.

Private Warrants: which were resulted from NCAC’s private placement prior to the NCAC IPO.

As at the Closing Date and January 31, 2024, there were 13,070,000 warrants issued and outstanding, comprised of 12,500,000 Public Warrants and 570,000 Private Warrants. Each warrant is exercisable to purchase one common share at a price of $11.50 per share. As a result of the potential cashless exercise feature included within the indenture of the warrants, the Company has classified the warrants as a liability measured at fair value through profit and loss as they failed to meet the “fixed-for-fixed” requirements prescribed by IAS 32 – Financial Instruments: presentation.

Since the Public Warrants are traded on Nasdaq, their price is observable. The Company valued the Public Warrants using the closing price of PBMWW to measure their fair value.

The Company utilizes a Black-Scholes options valuation model to value the private warrants at each reporting period, with changes in fair value recognized in the statement of net loss and comprehensive loss. The estimated fair value of the warrant liability is determined using Level 2 inputs. Inherent in a Black-Scholes pricing model are assumptions related to expected volatility of the Public Warrants, expected life, risk-free interest rate and dividend yield. The Company estimates the volatility of its ordinary shares based on industry historical volatility that matches the expected remaining life of the warrants. The risk-free interest rate is based on the U.S. Treasury zero-coupon yield curve on the grant date for a maturity similar to the expected remaining life of the warrants. The expected life of the warrants is assumed to be equivalent to their remaining contractual term. The dividend rate is based on the historical rate, which the Company anticipates remaining at zero.

The following table provides quantitative information regarding Level 2 fair value measurements at January 31, 2024:

Warrant Inputs
Share price	4.79
Expected dividend yield	Nil
Exercise price	11.50
Risk-free interest rate	3.93%
Expected life	5.00
Expected volatility	17.70%
Expiry date	January 25, 2029

At January 31, 2024 the fair value of the Public and Private Warrants was $750,000 ($0.06/warrant) and $26,608 ($0.4668/warrant), respectively. A fair value loss of $181,250 was recognized on the statement of net loss and comprehensive loss.

Warrant transactions and the number of warrants outstanding are summarized as follows:

	Public Warrants		Private Warrants
		Weighted		Weighted
		Average		Average
	Number of	Exercise	Number of	Exercise
	Warrants	Price	Warrants	Price
Balance, March 31, 2023	—	$—	—	$—
Issued	12,500,000	11.50	570,000	11.50
Balance, January 31, 2024	12,500,000	$11.50	570,000	$11.50

The following warrants were outstanding and exercisable at January 31, 2024:

			Number of	Number of
		Exercise	Warrants	Warrants
Issue Date	Expiry Date	Price	Outstanding	Exercisable
January 25, 2024	January 25, 2029	$11.50	13,070,000	13,070,000
Balance, January 31, 2024		$11.50	13,070,000	13,070,000